Business Combination - Acquisition Accounting - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	7 Months Ended
	Jun. 10, 2013	Dec. 31, 2013
Business Acquisition [Line Items]
Working Capital Purchase Price Allocation And Other	$ 132,517
D&I Silica, LLC
Business Acquisition [Line Items]
Business acquisition, cash paid	95,159
Business acquisition, number of shares issued	1,578,947
Business acquisition, value of share issued	37,358
Revenue		66,071
Net Income		3,801
Preliminary purchase price	132,517
Acquisition related costs		$ 1,728